[QUARLES & BRADY LLP LETTERHEAD]

March 6, 2006

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	North Track Funds, Inc. (the "Registrant")
1933 Registration No. 33-12
1940 Act File No. 811-4401

Rule 497(j) Certification for Prospectus and Statement of Additional
Information in Connection with Post-Effective Amendment No. 78 to
Registration Statement on Form N-1A

Ladies and Gentlemen:

This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 78 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have differed from the forms of the Prospectus and Statement of Additional Information included in said Amendment, which relates to the Registrant’s Cash Reserve Fund. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed on February 28, 2006 pursuant to Rule 485(b) and automatically became effective on March 1, 2006. The definitive Prospectus and Statement of Additional Information are dated March 1, 2006.

Please direct any comments regarding this filing to the undersigned at (414) 277-5305. Thank You.

Very truly yours,

QUARLES & BRADY LLP

/s/ Conrad G. Goodkind

Conrad G. Goodkind

cc (w/enc):	David G. Stoeffel
Franklin P. Ciano
Carol Gehl